Other Accounts Receivable and Prepaid Expenses - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Governmental authorities	$ 628	$ 581
Prepaid expenses	1,033	885
Others	158	126
Other accounts receivable and prepaid expenses, total	$ 1,819	$ 1,592